Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.150%	600,000	600,000
Total Floating Rate Notes (Cost $600,000)			600,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.3%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,419,763
07/01/2031	5.000%	1,750,000	1,981,682
07/01/2032	5.000%	2,000,000	2,259,580
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	6,926,476
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,908,917
Total			14,496,418
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	196,608
06/15/2035	5.500%	540,000	491,864
Total			688,472
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,037,820
Series 2015
05/01/2030	5.000%	550,000	592,372
05/01/2036	5.000%	1,500,000	1,581,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	254,595
03/01/2025	5.000%	200,000	203,500
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	282,852
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	580,705
04/01/2031	5.000%	530,000	613,650
Total			5,146,884
Hospital 14.6%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	749,295
08/01/2026	5.000%	1,200,000	1,270,056
08/01/2027	5.000%	1,260,000	1,329,300
08/01/2031	5.000%	2,860,000	2,993,362
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	534,410
Series 2016
09/01/2028	5.000%	265,000	303,025
09/01/2030	5.000%	830,000	939,842
09/01/2031	5.000%	500,000	561,950
09/01/2032	5.000%	270,000	301,822
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,942,700
Series 2019A
07/01/2032	5.000%	5,175,000	6,481,222
Oregon Health & Science University(e)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	3,515,000	3,395,595
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,000,566
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
06/01/2033	5.000%	1,600,000	1,799,648
06/01/2034	5.000%	3,185,000	3,574,175
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,743,600
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,492,159
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,148,840
05/15/2030	5.000%	1,000,000	1,143,000
05/15/2031	5.000%	1,025,000	1,163,652
Series 2019
05/15/2037	5.000%	2,305,000	2,674,284
Total			49,542,503
Local General Obligation 36.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	0.000%	500,000	600,250
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,111,800
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,713,956
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	611,043
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	572,105
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,590,888
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,266,177
Series 2015
06/15/2026	4.000%	1,745,000	1,965,847
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,981,856
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,967,589
06/01/2027	5.000%	1,715,000	2,011,815
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	565,000	600,533
02/15/2027	4.500%	500,000	539,445
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,294,323
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,407,520
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,181,265
City of Portland(e)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2020	0.000%	4,000,000	3,995,740
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	782,613
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,299,780
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	673,791
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	350,367
06/15/2029	5.000%	435,000	564,343
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	889,078

2	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,014,429
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,229,960
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,723,350
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,240,000
Clatsop County School District No. 30 Warrenton-Hammond(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	613,970
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	620,235
06/15/2035	5.000%	1,000,000	1,230,920
Deschutes & Jefferson Counties School District No. 2J Redmond(e)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,278,189
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2020
06/15/2029	5.000%	550,000	712,454
06/15/2038	4.000%	2,500,000	2,842,725
Jackson County School District No. 4(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	670,090
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,697,980
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,138,070
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,307,017
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,005,437
06/15/2021	5.500%	1,410,000	1,479,612
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	558,355
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,083,050
Lane County School District No. 1 Pleasant Hill(e)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,488,959
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,343,020
Lane County School District No. 19 Springfield(e)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,701,846
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,174,376
06/15/2028	0.000%	1,480,000	1,269,189
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,232,100
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,241,810
06/15/2033	5.000%	240,000	296,374
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,675,120
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,684,720
Multnomah County School District No. 7 Reynolds(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,891,160

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon City School District No. 62
Unrefunded Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,121,818
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	836,392
02/01/2028	4.000%	1,000,000	1,109,210
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,200,180
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,546,292
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,135,970
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,099,180
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,567,920
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,339,572
Washington Clackamas & Yamhill Counties School District No. 88J(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,973,545
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,527,080
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	3,010,875
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,927,437
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,049,370
Total			122,861,482
Multi-Family 0.9%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2020	4.000%	810,000	818,270
10/01/2022	4.000%	875,000	894,268
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	474,695
10/01/2036	5.000%	1,000,000	898,390
Total			3,085,623
Municipal Power 2.2%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	410,529
12/01/2034	5.000%	400,000	468,712
12/01/2035	5.000%	410,000	479,479
12/01/2036	5.000%	440,000	513,801
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	656,437
08/01/2030	5.000%	420,000	517,201
08/01/2031	5.000%	450,000	551,236
08/01/2032	5.000%	250,000	304,345
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,741,751
12/01/2036	5.000%	1,545,000	1,822,204
Total			7,465,695
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/2023)
12/01/2040	2.400%	2,000,000	2,030,820

4	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	679,898
Total			2,710,718
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,015,512
01/01/2029	5.000%	1,120,000	1,334,726
Total			2,350,238
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	679,446
12/01/2028	5.000%	645,000	711,770
12/01/2029	5.000%	340,000	374,765
12/01/2030	5.000%	335,000	369,254
12/01/2031	5.000%	375,000	413,224
12/01/2036	5.000%	1,160,000	1,270,548
Total			3,819,007
Refunded / Escrowed 4.2%
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,361,610
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	780,000	905,291
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,387,100
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,294,848
06/15/2031	5.000%	2,890,000	3,371,272
Total			14,320,121
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.4%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	725,625
05/15/2038	5.000%	220,000	218,189
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	3,867,320
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	335,000	336,762
12/01/2022	5.000%	500,000	506,505
Series 2016
12/01/2030	5.000%	325,000	329,531
12/01/2036	5.000%	900,000	904,968
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	654,106
10/01/2023	5.000%	645,000	685,661
10/01/2024	5.000%	455,000	481,572
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,050,491
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	561,949
05/15/2038	5.000%	500,000	494,720
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	466,075
Total			11,283,474
Single Family 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,855,000	2,980,820
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	25,000	25,135

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
07/01/2025	5.250%	1,905,000	1,914,925
Series 2011B
07/01/2028	5.250%	150,000	152,052
Total			5,072,932
Special Non Property Tax 7.4%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	529,417
06/15/2031	5.000%	725,000	877,989
06/15/2032	5.000%	780,000	938,722
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,003,820
Series 2015D
04/01/2027	5.000%	2,500,000	2,943,650
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,233,440
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,916,680
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,229,170
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,494,380
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,128,070
09/01/2032	4.000%	1,250,000	1,401,500
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,932,247
Series 2018A
09/01/2034	5.000%	550,000	669,669
09/01/2035	5.000%	800,000	970,272
Series 2019A
09/01/2037	5.000%	1,500,000	1,867,020
Total			25,136,046
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 3.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,255,000	2,261,743
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,544,380
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,647,829
06/15/2027	5.000%	1,370,000	1,428,513
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,557,626
06/15/2026	5.000%	1,440,000	1,447,085
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	245,000	245,051
Total			10,132,227
State General Obligation 4.6%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,519,900
Series 2015F
05/01/2030	5.000%	5,565,000	6,508,657
Series 2019
06/01/2038	5.000%	3,000,000	3,712,950
Series 2019G
08/01/2033	5.000%	1,320,000	1,670,170
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	892,492
Series 2016A
08/01/2031	3.500%	500,000	544,210
08/01/2032	3.500%	500,000	538,125
Total			15,386,504

6	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 3.4%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,500,760
10/01/2027	5.000%	1,485,000	1,839,841
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,174,620
Total			11,515,221
Water & Sewer 7.0%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,321,406
08/01/2023	4.000%	1,290,000	1,406,203
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,371,679
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	553,560
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,313,690
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,709,914
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	226,104
04/01/2026	4.000%	250,000	287,600
04/01/2027	4.000%	270,000	315,228
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	4,948,944
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	231,926
11/01/2033	5.000%	265,000	307,440
11/01/2034	5.000%	250,000	289,390
11/01/2035	5.000%	225,000	260,100
11/01/2036	5.000%	200,000	230,786
Total			23,773,970
Total Municipal Bonds (Cost $315,814,532)			328,787,535

Money Market Funds 1.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(h)	214,304	214,283
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(h)	5,276,782	5,276,782
Total Money Market Funds (Cost $5,491,086)		5,491,065
Total Investments in Securities (Cost: $321,905,618)		334,878,600
Other Assets & Liabilities, Net		3,874,427
Net Assets		338,753,027

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $2,741,455, which represents 0.81% of total net assets.
(e)	Zero coupon bond.
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2020.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2020, the total value of these securities amounted to $7,066,998, which represents 2.09% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020